Consolidated Statements of Cash Flows (Parenthetical)	6 Months Ended
Jun. 30, 2018 USD ($) shares
Statement of Cash Flows [Abstract]
Common stock, shares transferred	2,090,301
Conversion of senior convertible debt, value | $	$ 2,350,000
Accrued interest converted into shares of common stock	1,206,245